FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011
Assets
Loans held for sale	$ 0
Impaired loans	0	[1]
Fair Value Measurements Using Level 1
Assets
Loans held for sale	0
Impaired loans	0	[1]
Fair Value Measurements Using Level 2
Assets
Loans held for sale	24,834
Impaired loans	20,017	[1]
Fair Value Measurements Using Level 3
Assets
Loans held for sale	0
Impaired loans	$ 262	[1]

[1]	Amounts represent the fair value of collateral for impaired loans allocated to the allowance for loan and lease losses. Fair values are determined using actual market prices (Level 1), independent third party valuations, discounted as appropriate (Level 2), and borrower records discounted as appropriate (Level 3).